SUBSEQUENT EVENTS (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 27, 2025	Oct. 13, 2025	Oct. 08, 2025	Oct. 06, 2025	Aug. 11, 2025	Jun. 05, 2025	Feb. 14, 2025	Nov. 06, 2024	Feb. 06, 2024	Nov. 30, 2024	Jun. 30, 2025 [1]	Mar. 31, 2025 [2]	Mar. 27, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 13, 2023
Subsequent Event [Line Items]
Offering price																		$ 3.03
Issuance and sale of common stock, net of issuance costs								$ 3,614,170			$ 888,138	$ 901,610					$ 2,348,773
Warrants exercisable																3,951,634
Legal fees and other expenses					$ 8,300
Options to purchase shares																1,934,716
Exercise price of options granted																$ 1.45
Gross proceeds														$ 2,011,250			$ 494,783
Share-Based Payment Arrangement, Option [Member]
Subsequent Event [Line Items]
Options to purchase shares														2,177,908
Exercise price of options granted														$ 2.45
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Options to purchase shares						25,000	2,152,908
Exercise price of options granted						$ 1.78	$ 2.46
Vesting of options description						vests to the extent of 50% immediately with the remainder vesting quarterly over two years commencing one year from the date of grant.	vest as follows: (i) options to purchase an aggregate 323,459 shares of common stock vest monthly over one year, and (ii) options to purchase an aggregate of 1,829,449 shares of common stock vest to the extent of 50% immediately with the remainder vesting quarterly over two years commencing one year from the date of grant.
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance and sale of common stock, net of issuance costs, shares			678,125
Exercise price			$ 2.75	$ 2.75
Description on sale of stock				In connection with the offering, the Company entered into an engagement letter, dated August 11, 2025, with Alere Financial Partners (a division of Cova Capital Partners, LLC) (the “Placement Agent”), pursuant to which the Company agreed to pay the Placement Agent a cash fee equal to 6% of the gross proceeds of the offering from investors introduced to the Company by the Placement Agent (the “Placement Agent Investors”) (4% for other investors).
Subsequent Event [Member] | Auctus Fund L L C [Member]
Subsequent Event [Line Items]
Issuance and sale of common stock, net of issuance costs, shares	220,000												63,525
Subsequent Event [Member] | Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Options to purchase shares		25,000
Exercise price of options granted		$ 1.62
Vesting of options description		vests as follows: (i) 50% immediately, and (ii) the remainder quarterly over two years commencing one year from the date of grant.
Common Stock [Member]
Subsequent Event [Line Items]
Issuance and sale of common stock, net of issuance costs, shares									2,150,000		473,337	492,087					817,860
Issuance and sale of common stock, net of issuance costs											$ 47	$ 49		$ 1,100,000			$ 81
Warrants exercisable									3,351,580							2,150,000
Exercise price									$ 2.33
Common Stock [Member] | A T M Program [Member]
Subsequent Event [Line Items]
Issuance and sale of common stock, net of issuance costs, shares																	132,827
Issuance and sale of common stock, net of issuance costs										$ 3,614,000
Gross proceeds																$ 906,000	$ 494,782
Exercise price																	$ 4.68
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance and sale of common stock, net of issuance costs, shares													1,829,449
Warrants exercisable			508,592
Options to purchase shares													323,459
Grant options shares													2,152,908
Exercise price													$ 2.46
Grant options shares													$ 4,044,250
Purchase of common shares													50.00%
Common Stock [Member] | Subsequent Event [Member] | A T M Program [Member]
Subsequent Event [Line Items]
Issuance and sale of common stock, net of issuance costs, shares													492,000
Issuance and sale of common stock, net of issuance costs													$ 1,084,000
Share price													$ 2.20
Legal settlements paid													$ 178,000
Common Stock [Member] | Subscription Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance and sale of common stock, net of issuance costs, shares				678,125
Offering price				$ 1.60
Issuance and sale of common stock, net of issuance costs				$ 1,100,000
Warrants exercisable				508,592

[1]	Represents the gross proceeds of $927,335, less issuance costs of $39,197, resulting in net proceeds of $888,138. See Note 4 - Stockholders’ Equity - ATM Sales for additional details.
[2]	Represents the gross proceeds of $1,083,915, less issuance costs of $182,305, resulting in net proceeds of $901,610. See Note 4 - Stockholders’ Equity - ATM Sales for additional details.